Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income	$ 8,673,210	$ 8,372,697	$ 7,531,625
Other Comprehensive Income (Loss)
Gains (Losses) on Securities Arising During the Year	(505,367)	610,689	6,432,906
Tax Effect	171,825	(207,634)	(2,187,189)
Realized (Gains) Losses on Sale of AFS Securities	(385,223)	11,466	(23,735)
Tax Effect	130,976	(3,898)	8,070
Impairment Loss on Securities
Tax Effect
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(587,789)	410,623	4,230,052
Comprehensive Income	$ 8,085,421	$ 8,783,320	$ 11,761,677